Income Taxes - non-capital income tax losses (Details)	Sep. 30, 2021 USD ($)
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Operating loss carryforwards, subject to expiration	$ 26,911,000
Operating loss carryforwards, not subject to expiration	5,015,000
2027
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Operating loss carryforwards, subject to expiration	722,000
2028
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Operating loss carryforwards, subject to expiration	75,000
2029
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Operating loss carryforwards, subject to expiration	41,000
2030
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Operating loss carryforwards, subject to expiration	192,000
2031
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Operating loss carryforwards, subject to expiration	293,000
2032
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Operating loss carryforwards, subject to expiration	334,000
2033
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Operating loss carryforwards, subject to expiration	1,730,000
2034
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Operating loss carryforwards, subject to expiration	9,334,000
2035
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Operating loss carryforwards, subject to expiration	901,000
2036
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Operating loss carryforwards, subject to expiration	2,412,000
2037
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Operating loss carryforwards, subject to expiration	1,150,000
2038
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Operating loss carryforwards, subject to expiration	1,533,000
2039
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Operating loss carryforwards, subject to expiration	3,517,000
2040
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Operating loss carryforwards, subject to expiration	2,664,000
2041
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Operating loss carryforwards, subject to expiration	2,013,000
2039 Cumulative Tax Periods
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Operating loss carryforwards, subject to expiration	$ 20,428,000